ALTEGRIS EQUITY LONG SHORT FUND

Class A	Ticker: ELSAX
Class C	Ticker: ELSCX
Class I	Ticker: ELSIX
Class N	Ticker: ELSNX

(each a series of Northern Lights Fund Trust)

Supplement dated November 14, 2014 to the Prospectus dated July 29, 2014

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Effective November 14, 2014, Robert J. Murphy and Eric Bundonis have been added as portfolio managers of the Altegris Equity Long Short Fund (the “Fund”), and Matthew Osborne and Ryan Hart have been removed as a portfolio managers of the Fund.  Mr. Murphy and Mr. Bundonis, each of the Adviser, and the Sub-Adviser portfolio managers, Joseph Jolson, Don Destino, Jim Fowler and Kelly Wiesbrock of Harvest Capital Strategies, LLC; Robert Kim of Visium Asset Management, LP; and Richard L. Chilton, Jr., of Chilton Investment Company, LLC are  primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Investment Adviser Co-Portfolio Managers” on page 6 of the Prospectus:

Robert J. Murphy, Senior Vice President and Deputy Chief Investment Officer of the Adviser, has served as lead Portfolio Manager to the Fund since November 2014. Eric Bundonis, Vice President and Co-Director Research and Investments of the Adviser, has been a Portfolio Manager to the Fund since November 2014.

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The section titled “Investment Adviser Co-Portfolio Managers” on page 15 is deleted and replaced with the following:

Robert J. Murphy, CFA, FRM, CAIA

Senior Vice President and Deputy Chief Investment Officer

Mr. Murphy has served as Senior Vice President and Deputy Chief Investment Officer of the Adviser since August 2014.  Mr. Murphy is a member of the Altegris Investment Committee and is responsible for specific portfolio and risk management responsibilities. From July 2009 to July 2014, Mr. Murphy served as the Chief Investment Officer, Co-Portfolio Manager and Director of Risk for Hatteras Alternative Mutual Funds, a subsidiary of Hatteras Funds. At Hatteras he led the portfolio management team with responsibility for establishing the policies, processes and direction for asset allocation, portfolio construction and portfolio management. In addition, as Chief Investment Officer and Chairman of the Investment Committee, Mr. Murphy was responsible for the overall risk management of the Hatteras Alternative Mutual Funds, including establishing risk/reward criteria and investment risk allocation.

Prior to joining Hatteras, Mr. Murphy was with Ivy Asset Management Corp. LLC, a division of BNY Mellon Asset Management, as a Managing Director in the Investments Group and in the Investment Products and Strategy Group from October 2008 to July 2009. Before joining Ivy in August 2008, Mr. Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where, beginning in October 2001, he worked in various senior capacities, including investment manager research and portfolio management. Earlier in his career, Mr. Murphy was a senior fixed income investment banker with several respected financial industry organizations including DLJ and Bear Stearns. Mr. Murphy received his BA and MBA degrees from the State University of New York at Albany. He has earned designations as a Charter Financial Analyst (CFA®), Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

Eric Bundonis, CFA

Vice President and Co-Director of Research and Investments

Mr. Bundonis has served as Vice President, Co-Director of Research and Investments of the Adviser since February 2012.  His responsibilities include portfolio management, manager sourcing, research, and due diligence across a wide variety of alternative strategies. Mr. Bundonis brings over 10 years of alternative investment experience. From July 2009 to January 2012, Mr. Bundonis served as Vice President, Senior Research Analyst for an affiliate of the Adviser.  Prior to joining the Adviser in 2009, Mr. Bundonis was an Associate at OneCapital Management Partners in New York. As a member of OneCapital's investment committee, Mr. Bundonis was responsible for identifying, selecting, and monitoring investments for multi-manager funds of hedge funds serving institutional and high net worth investors. Mr. Bundonis graduated from Middlebury College with a BA in History and attended the Post-Baccalaureate Program in Business at Columbia University. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated July 29, 2014 and Statement of Additional Information (“SAI”), dated July 29, 2014.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS EQUITY LONG SHORT FUND

Class A	Ticker: ELSAX
Class C	Ticker: ELSCX
Class I	Ticker: ELSIX
Class N	Ticker: ELSNX

(each a series of Northern Lights Fund Trust)

Supplement dated November 14, 2014

to the Statement of Additional Information (“SAI”) dated July 29, 2014

______________________________________________________________________

Effective November 14, 2014, Robert J. Murphy and Eric Bundonis have been added as portfolio managers of the Altegris Equity Long Short Fund (the “Fund”), and Matthew Osborne and Ryan Hart have been removed as a portfolio managers of the Fund.  Mr. Murphy and Mr. Bundonis, each of the Adviser, and the Sub-Adviser portfolio managers, Joseph Jolson, Don Destino, Jim Fowler and Kelly Wiesbrock of Harvest Capital Strategies, LLC; Robert Kim of Visium Asset Management, LP; and Richard L. Chilton, Jr., of Chilton Investment Company, LLC are  primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The first sentence of the first paragraph under the section titled “Portfolio Managers” on page 45 is deleted and replaced with the following:

Robert Murphy and Eric Bundonis, each of the Adviser, are Co-Portfolio Managers of the Fund. Mr. Murphy is the lead portfolio manager.

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In the section titled “Portfolio Managers—Adviser Co-Portfolio Managers” on pages 45- 49, the tables providing information concerning Matthew Osborne and Ryan Hart are deleted, and the following is inserted at the end of the section:

ERIC BUNDONIS (as of September 30, 2014)
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	2	$476	0	$ 0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

As of September 30, 2014, Mr. Murphy was not primarily responsible for the day-to-day management of the portfolio of any other account.

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The section titled “Compensation- Adviser” on page 50 is deleted and replaced with the following:

For services as a Co-Portfolio Managers to the Fund, each of Robert Murphy and Eric Bundonis receives a salary and a discretionary bonus from the Adviser. Each of Messrs. Murphy and Bundonis also have an equity interest in a privately-held entity that directly or indirectly controls the Adviser and its affiliates, and will receive compensation from that entity based upon the future profitability of the Adviser and its affiliates.

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On page 50, the table under the section titled “Ownership of Securities” is amended to delete the information regarding Matthew Osborne and Ryan Hart and to include the following:

Altegris Equity Long Short Fund
Robert Murphy	None
Eric Bundonis	None

The information provided is as of November 13, 2014.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated July 29, 2014 and Statement of Additional Information (“SAI”), dated July 29, 2014.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.